Amounts Receivable and Other Assets (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Trade and other receivables [abstract]
Sales tax refundable	$ 17,011	$ 16,858
Contributions receivable (note 6(a) and 6(b))	9,851	0
Prepaid insurance	20,518	66,520
Total	$ 47,380	$ 83,378